FAIR VALUE MEASUREMENTS (Details) - Recurring basis [Member] - Significant Unobservable Inputs (Level 3) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Intangible assets	$ 537	$ 1,060
Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	1.00%	1.00%
Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	13.00%	13.00%
Maximum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	6.00%	6.00%
Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	14.00%	15.00%